                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        SUPPLEMENT DATED MARCH 3, 2008 TO
                PROSPECTUS DATED APRIL 30, 2007 (AS SUPPLEMENTED)

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED MARCH 3, 2008 TO
                       PROSPECTUS DATED NOVEMBER 12, 2007,
                 AS REVISED DECEMBER 17, 2007 (AS SUPPLEMENTED)

This supplement updates information in the above-referenced prospectuses dated April 30, 2007 (as supplemented) and November 12, 2007, as revised December 17, 2007 (as supplemented) for PrimElite IVSM variable annuity contracts issued by MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company ("we", "us", or "our"). This supplement should be read in its entirety and kept together with your prospectus for a future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1.   TOTAL ANNUAL PORTFOLIO EXPENSES

In the "FEE TABLES AND EXAMPLES" section of the prospectus, in the "Total Annual Portfolio Expenses" table, replace the Minimum figure with the following:

Minimum
-------
 0.49%

2.   INVESTMENT PORTFOLIO EXPENSES

Your contract offers the Legg Mason Partners Variable Money Market Portfolio of the Legg Mason Partners Variable Income Trust.

The information in the table below replaces the disclosure regarding the portfolios listed above contained in the "Investment Portfolio Expenses" table. The figures in the table are for the fiscal year ended October 31, 2007 and are expressed as a percentage of the investment portfolio's average daily net assets. For more complete information on these fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                    SUPP-PEIVEXP

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
                                                                            CONTRACTUAL   NET TOTAL
                                   12B-1/                    TOTAL ANNUAL     EXPENSE       ANNUAL
                      MANAGEMENT   SERVICE      OTHER         PORTFOLIO     SUBSIDY OR    PORTFOLIO
                         FEES       FEES     EXPENSES(1)       EXPENSES      DEFERRAL     EXPENSES
                      ----------   -------   -----------     ------------   -----------   ---------
LEGG MASON PARTNERS VARIABLE INCOME TRUST

Legg Mason Partners
   Variable Money
   Market Portfolio      0.45%        --        0.04%            0.49%          --           0.49%

(1) Other Expenses excludes certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the portfolios during the period.

3.   FEE TABLES AND EXAMPLES

     A.   METLIFE INVESTORS USA INSURANCE COMPANY

In the "FEE TABLE AND EXAMPLES" section of the prospectus for the PrimElite IV contract issued by MetLife Investors USA Insurance Company, in the "Examples," replace row (b) in each table of Chart 1 and Chart 2 with the following:

     CHART 1

     (1) If you surrender your contract at the end of the applicable time period:

                           1 year   3 years   5 years   10 years
                           ------   -------   -------   --------
     (b) ...............   $1,190    $1,830    $2,594    $4,395

     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                           1 year   3 years   5 years   10 years
                           ------   -------   -------   --------

     (b) ...............    $390     $1,200    $2,054    $4,395

     CHART 2

     (1) If you surrender your contract at the end of the applicable time period:

                           1 year   3 years   5 years   10 years
                           ------   -------   -------   --------
     (b) ...............    $992     $1,224    $1,560    $2,204

     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                           1 year   3 years   5 years   10 years
                           ------   -------   -------   --------
     (b) ...............    $192      $594     $1,020    $2,204

     B.   FIRST METLIFE INVESTORS INSURANCE COMPANY

In the "FEE TABLE AND EXAMPLES" section of the prospectus for the PrimElite III contract issued by First MetLife Investors Insurance Company, in the "Examples," replace row (b) in each table of Chart 1 and Chart 2 with the following:

     CHART 1

     (1) If you surrender your contract at the end of the applicable time period:

                           1 year   3 years   5 years   10 years
                           ------   -------   -------   --------
     (b) ...............   $1,165    $1,756    $2,472    $4,161

     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                           1 year   3 years   5 years   10 years
                           ------   -------   -------   --------
     (b) ...............    $365     $1,126    $1,932    $4,161

     CHART 2

     (1) If you surrender your contract at the end of the applicable time period:

                           1 year   3 years   5 years   10 years
                           ------   -------   -------   --------
     (b) ...............    $992     $1,224    $1,560    $2,204

     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                           1 year   3 years   5 years   10 years
                           ------   -------   -------   --------
     (b) ...............    $192      $594     $1,020    $2,204

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (888) 556-5412
Irvine, CA  92614

PrimElite IV is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.

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